CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	IPO [Member]	Secondary Offer [Member]	Joslin License [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Common Stock [Member] Secondary Offer [Member]	Common Stock [Member] Joslin License [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Secondary Offer [Member]	Additional Paid-in Capital [Member] Joslin License [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance at Mar. 14, 2018
Beginning balance, Shares at Mar. 14, 2018
Issuance of ordinary shares upon formation	66				$ 66
Issuance of ordinary shares upon formation (Shares)					20,000,000
Currency translation adjustments	4												4
Net loss	(572)													(572)
Ending balance at Jun. 30, 2018	(502)				$ 66								4	(572)
Ending balance, shares at Jun. 30, 2018					20,000,000
Ordinary shares issued to acquire Joslin license				$ 24,286				$ 49				$ 24,237
Ordinary shares issued to acquire Joslin license (Shares)				15,427,704				15,427,704
Sale of ordinary shares, net of offering costs (Value)		$ 27,369				$ 47				$ 27,322
Sale of ordinary shares, net of offering costs (Shares)						18,388,430
Share-based compensation expense	525								525
Currency translation adjustments	(826)												(826)
Net loss	(42,301)													(42,301)
Ending balance at Jun. 30, 2019	8,551				$ 162				52,084				(822)	(42,873)
Ending balance, shares at Jun. 30, 2019					53,816,134
Sale of ordinary shares, net of offering costs (Value)			$ 16,424				$ 17				$ 16,407
Sale of ordinary shares, net of offering costs (Shares)							5,600,000
Share-based compensation expense	1,159								1,159
Currency translation adjustments	(378)												(378)
Net loss	(9,844)													(9,844)
Ending balance at Jun. 30, 2020	$ 15,912				$ 179				$ 69,650				$ (1,200)	$ (52,717)
Ending balance, shares at Jun. 30, 2020					59,416,134